Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax benefit at statutory tax rate of zero percent	$ 0.0	$ 0.0	$ 0.0
Overseas statutory tax rates differential	88.1	56.3	16.8
Base erosion and anti-abuse (BEAT) expense	0.2	0.9	2.3
Prior year adjustments	(5.9)	6.9	(2.9)
Introduction of Bermuda corporate income tax	2.2	(201.1)	0.0
Change in valuation allowance (2)	(106.6)	4.0	(98.9)
Impact of unrecognized tax benefits	0.0	0.0	0.0
Australian non-resident withholding tax	0.0	0.0	1.5
Foreign exchange	0.6	(1.3)	(0.3)
Non-deductible expenses	0.3	2.5	2.4
Tax effect of OCI in income statement	0.0	0.0	6.7
Non-taxabke items	(0.9)	(0.3)	(5.7)
Total tax expense/(benefit)	$ (22.0)	$ (132.1)	$ (78.1)